Offerings	Mar. 19, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.001 per share
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01381%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 400,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,240.00
Offering Note	1) Assembly Biosciences, Inc. (the "Company") is hereby registering an indeterminate amount and number of each applicable identified class of the identified securities up to a proposed maximum aggregate offering price of $400,000,000, which may be offered from time to time at indeterminate prices, including securities that may be purchased by underwriters. The Company has estimated the proposed maximum aggregate offering price solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). Securities registered hereunder may be sold separately, together or as units with other securities registered hereunder. (2) Pursuant to Rule 416 under the Securities, this registration statement shall also cover any additional shares of the registrant's securities that become issuable by reason of any share splits, share dividends or similar transactions. (3) Estimated solely for the purpose of calculating the registration fee. No separate consideration will be received for shares of common stock that are issued upon conversion of debt securities or preferred stock or upon exercise of common stock warrants registered hereunder. The aggregate maximum offering price of all securities issued pursuant to this registration statement will not exceed $400,000,000. (4) Any securities registered under the registration statement may be sold separately or as units with other securities registered under the registration statement.